Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital Reserves And Other Equity Interest [Abstract]
Reconciliation of number of shares Issued	Shares in issue as at December 31, 2020 and December 31, 2019 are outlined below:

	2020		2019
(000s)	Shares	Amount ($)	Shares	Amount ($)
Balance, beginning of year	72,543	152,805	72,206	152,084
Stock options exercised	-	-	337	547
Contributed surplus re-class on exercise	-	-	-	174
Balance, end of year	72,543	152,805	72,543	152,805